Summary of Significant Accounting Policies (Details) - Schedule of Company’s Total Revenues by Product Categories - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 19,821,457	$ 19,190,541	$ 20,764,273
Wheelchair [Member]
Disaggregation of Revenue [Line Items]
Total revenue	16,348,133	15,622,273	18,205,458
Wheelchair components and others [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,473,324	$ 3,568,268	$ 2,558,815